RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - U.S. Dollar-Denominated Debt Designated as Net Investment Hedges (Details) - Designated as a net investment hedge $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Notional amount	$ 27,700		$ 29,300
Fair value	$ 33,800		$ 33,400
US$ denominated
Derivative [Line Items]
Notional amount		$ 21,800		$ 22,600
Fair value		$ 26,500		$ 25,700